Share capital, stock options and other stock-based plans	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share capital, stock options and other stock-based plans

17. Share Capital, stock options and other stock-based plans:

During the year ended December 31, 2015, the Company issued 900,097 common shares, net of cancellations, upon exercises of share units and in connection with earn out payments (Note 15(b)), (year ended December 31, 2014 – 652,046 common shares; year ended December 31, 2013 – 721,186 common shares). The Company issues shares from treasury to satisfy stock option and share unit exercises.
17. Share Capital, stock options and other stock-based plans(continued):

At the Company's 2012 annual general meeting, the Company’s shareholders ratified and approved the Westport Omnibus Plan and reserved 8,000,000 common shares under this plan. Under the Westport Omnibus Plan, stock options, Restricted Share Units (“RSUs”) and Performance Share Units (“PSUs”) may be granted and are exercisable into common shares of the Company for no additional consideration.  Any employee, contractor, director or executive officer of the Company is eligible to participate in the Westport Omnibus Plan. During the year ended December 31, 2015 the Company's shareholders increased the number of common shares reserved for issuance under the Omnibus Plan by 1,900,000.

The Executive and Senior Management Compensation Program sets out provisions where the RSUs and PSUs (together the “Units”) will be granted to the Company’s executive management if performance milestones are achieved as determined at the discretion of the Human Resources and Compensation Committee of the Company’s Board of Directors. These performance milestones are focused on achievement of key cash management, profitability and revenue growth objectives. Vesting periods and conditions for each Unit granted pursuant to the Westport Omnibus Plan are at the discretion of the Board of Directors and may include time based, share price or other performance targets.

(a)    Stock options:

The Company grants incentive stock options to employees, directors, officers and consultants. Stock options are granted with an exercise price of not less than the market price of the Company’s common shares on the date immediately prior to the date of grant. The exercise period of the options may not exceed eight years from the date of grant. Vesting periods of the options are at the discretion of the Board of Directors and may be based on fixed terms, achieving performance milestones or reaching specified share price targets.

A summary of the status of the Company’s stock option plan as of December 31, 2015, December 31, 2014 and December 31, 2013 and changes during the periods then ended are presented as follows:

	December 31, 2015		December 31, 2014		December 31, 2013
	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)
Outstanding , beginning of period	32,223	$17.64	816,450	$30.20	996,047	$27.78
Granted	—	—	—	—	—	—
Exercised	—	—	(43,071)	6.17	(111,986)	6.80
Forfeited/expired	(23,653)	18.63	(741,156)	33.82	(67,611)	33.72
Outstanding, end of period	8,570	$14.90	32,223	$17.64	816,450	$30.20
Options exercisable, end of period	8,570	$14.90	32,223	$17.64	305,506	$24.15

During the year ended December 31, 2015, the Company recognized $nil (year ended December 31, 2014 - $1,764; year ended December 31, 2013 - $2,094) in stock-based compensation related to stock options.

No stock options were granted during the year ended December 31, 2015 or the year ended December 31, 2014.

(b)    Share Units:

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised or vest and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the year ended December 31, 2015, the Company recognized $14,871 (year ended December 31, 2014 - $7,919; year ended December 31, 2013 – $12,189) of stock-based compensation associated with the Westport Omnibus Plan and the former Amended and Restated Unit Plan.

A continuity of the Units issued under the Westport Omnibus Plan and the former Amended and Restated Unit Plan as of December 31, 2015, December 31, 2014 and December 31, 2013 are as follows:

	December 31, 2015		December 31, 2014		December 31, 2013
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	5,337,873	$10.27	1,200,591	$23.68	1,095,094	$20.68
Granted	5,556,630	6.74	5,792,162	10.54	742,140	30.21
Exercised/Vested	(575,024)	11.49	(608,975)	19.52	(448,526)	24.44
Forfeited/expired	(661,558)	10.34	(1,045,905)	21.75	(188,117)	29.80
Outstanding, end of year	9,657,921	$7.62	5,337,873	$10.27	1,200,591	$23.68
Units outstanding and exercisable, end of year	1,150,294	$9.58	142,166	$11.67	224,638	$11.20

During 2015, 5,556,630 (December 31, 2014 - 5,792,162) share units were granted to employees. This included 2,861,630 Restricted Share Units ("RSUs") (2014 - 4,820,763) and 2,695,000 Performance Share Units ("PSUs") (2014 - 971,399). Values of RSU awards are generally determined based on the fair market value of the underlying Common Share on the date of grant. RSUs typically vest over a three year period so the actual value received by the individual depends on the share price on the day such RSUs are settled for Common Shares, not the date of grant. PSU awards do not have a certain number of Common Shares that will issue over time - it depends on future performance and other conditions tied to the payout of the PSU. The vesting of the 2,695,000 PSU's granted in 2015 is conditional upon Shareholders of Westport approving an increase in the number of awards available for issuance pursuant to the Westport Omnibus Plan. As a result these PSU's are being treated as a liability until this condition is met.

As at December 31, 2015, $25,496 of compensation cost related to Units awards has yet to be recognized in results from operations and will be recognized over a weighted average period of 2.0 years.
17. Share Capital, stock options and other stock-based plans(continued):

(c)    Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s share units at December 31, 2015 and 2014 are as follows:

	December 31, 2015	December 31, 2014
	CDN$	CDN$
Share units:
Outstanding	$26,849	$23,433
Exercisable	3,198	624
Exercised	1,599	7,238
(d)    Stock-based compensation:

Stock-based compensation associated with the Unit plans and the stock option plan is included in operating expenses as follows:

	Years ended December 31,
	2015	2014	2013
Research and development	$9,915	$1,749	$2,195
General and administrative	2,224	5,884	10,201
Sales and marketing	2,732	2,050	1,887
	$14,871	$9,683	$14,283